Loans Payable (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Aggregate maturities of loans payable
2017	$ 10,079,629
2018	10,079,629
2019	11,519,576
2020	9,777,240
Loans payable	$ 41,456,074	$ 44,502,981